SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%	0.00%
Expected term (in years)	3 years 9 months 29 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	4.35%	3.57%
Volatility	47.90%	52.77%
Expected term (in years)		3 years 10 months 17 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	4.56%	4.08%
Volatility	49.00%	53.71%
Expected term (in years)		3 years 11 months 1 day